Inventories	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Inventory Disclosure [Abstract]
Inventories
Inventories
Inventories, net consisted of the following:

	June 30,	December 31,
(Amounts in thousands)	2012	2011
Raw materials	$355,627	$329,120
Work in process	855,402	793,053
Finished goods	305,172	279,267
Less: Progress billings	(290,169)	(320,934)
Less: Excess and obsolete reserve	(76,854)	(72,127)
Inventories, net	$1,149,178	$1,008,379

INVENTORIES
Inventories, net consisted of the following:

	December 31,
	2011	2010
	(Amounts in thousands)
Raw materials	$329,120	$265,742
Work in process	793,053	711,751
Finished goods	279,267	283,042
Less: Progress billings	(320,934)	(305,541)
Less: Excess and obsolete reserve	(72,127)	(68,263)
Inventories, net	$1,008,379	$886,731

Certain reclassifications have been made to prior period information to conform to current year presentation. During 2011, 2010 and 2009, we recognized expenses of $16.5 million, $10.1 million and $13.7 million, respectively, for excess and obsolete inventory. These expenses are included in cost of sales ("COS") in our consolidated statements of income.